Employee Benefit Plans	9 Months Ended
Sep. 30, 2026
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

The expenses included on the condensed consolidated statements of loss were as follows:

Three months ended September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$895	$73	$968	$158	$—	$158
Interest (income) expense	$(772)	$(21)	$(793)	$280	$10	$290
Three months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$1,062	$132	$1,194	$167	$—	$167
Interest (income) expense	$(624)	$35	$(589)	$263	$58	$321
Nine months ended September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$2,686	$218	$2,904	$473	$—	$473
Interest (income) expense	$(2,317)	$(60)	$(2,377)	$840	$29	$869
Nine months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$3,184	$403	$3,587	$502	$—	$502
Interest (income) expense	$(1,856)	$106	$(1,750)	$790	$159	$949

No amounts were recorded on the statements of comprehensive loss for the three and nine months ended September 30, 2026 or 2025.

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,587	$(1,527)	$42,060	$23,105	$461	$23,566
Included in other long-term assets	$110,137	$—	$110,137	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—